Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (146,824,150)	$ (141,118,974)	$ (129,759,535)
Post-employment benefit obligations expense	(1,454,028)	(1,394,294)	(1,099,554)
Social security and other contributions	(15,071,705)	(14,545,508)	(13,059,172)
Other employee expenses	(9,437,917)	(1,180,617)	(19,426,893)
Total	(172,787,800)	$ (158,239,393)	(163,345,154)
Expenses from restructuring provisions	$ 3,700,000		$ 17,602,579